Long-Term Investments	12 Months Ended
Jun. 30, 2022
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS
7.	LONG-TERM INVESTMENTS

As of June 30, 2022 and 2021, the Company’s long-term investment was as following:

	June 30, 2022	June 30, 2021
Hunan Liangxi Cultural Media Co., Ltd. (“Liangxi”)	$1,182,195	$-
Urban Tea Management Inc. (“Meno”)	310,000	310,000
Guokui Management Inc. (“Guokui”)	320,000	320,000
CYY	-	394,822
Store Master	-	714,478
Less: Share of results of equity investees	(299,194)	(182,287)
Impairment of investment in equity investees	(412,707)	-
	$1,100,294	$1,557,013

Investment in other equity investee

During the year ended June 30, 2022, the Company made investment of $1,227,070 in Liangxi, over which the Company owned 49% equity interest. The Company does not control the equity investee but exercised significant influence over the equity investee. In accordance with ASC 323 “Investments — Equity Method and Joint Ventures”, the Company accounted for the investments using equity method.

For the period from acquisition through June 30, 2022, Liangxi incurred net loss of $173,490 and the Company recorded share of equity loss of $85,010 in Liangxi.

Investments in Meno and Guokui

During the year ended June 30, 2021, the Company made investments aggregating $310,000 in Meno, in which the Company and an unrelated third party owned equity interest of 70% and 30%, respectively, and was entitled to 51% and 49% profit earned from Meno, respectively.

During the year ended June 30, 2021, the Company entered into a share purchase agreement, pursuant to which the Company agreed to pay $400,000 in cash to acquire 80% equity interest in Guokui, in which the Company and other unrelated third party investor were entitled to 51% and 49% profit earned from Guokui, respectively. The investment was for the purpose of expansion its tea shop chain to overseas market.

Pursuant to the articles of association of these equity investees, the operating and financing activities shall be unanimously approved by the Company and other shareholders, thus the Company does not control the equity investee but exercised significant influence over the equity investee. In accordance with ASC 323 “Investments — Equity Method and Joint Ventures”, the Company accounted for the investments using equity method.

For the year ended June 30, 2022, the Company accrued full impairment of $412,707 against the investments in Meno and Guokui, as the operation performance was far from satisfactory, and Company assessed a decline in fair value below the carrying value is other-than-temporary.

For the years ended June 30, 2022, 2021, and 2020, the equity investees incurred net loss aggregating $nil and $195,048, and $22,245, respectively.

Investments in CYY and Store Master

As mentioned in Note 6, the Company accounted for investments in CYY and Store Master using equity method before January 1, 2022, and consolidated CYY and CYY since January 1, 2022 as the Company obtained control over these two investees.